Supplemental Financial Statement Information (Schedule Of Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents	$ 590	$ 372	$ 126	$ 86
Accounts receivable from related companies	63	71
Other current assets	312	311
Total current assets	6,536	5,597
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	4,014	4,737	1,497
INTANGIBLE ASSETS, net	2,264	2,291
GOODWILL	5,894	6,434	2,039
OTHER NON-CURRENT ASSETS, net	922	533
Total assets	50,330	48,904	20,897
Accounts payable	3,834	3,107
Accounts payable to related companies	14	15
Interest payable	357	334
Price risk management liabilities	53	115
Accrued and other current liabilities	1,678	1,754
Current maturities of long-term debt	637	613
Total current liabilities	6,500	5,845
LONG-TERM DEBT, less current maturities	22,562	21,440
OTHER NON-CURRENT LIABILITIES	1,019	995
COMMITMENTS AND CONTINGENCIES
General Partner	(3)	0
Limited Partners – Common Unitholders (559,923,300 and 559,911,216 units authorized, issued and outstanding at December 31, 2013 and 2012, respectively)	1,066	2,125
Accumulated other comprehensive income (loss)	9	(12)
Total partners’ capital	1,078	2,113
Total liabilities and equity	50,330	48,904
Parent Company [Member]
Cash and cash equivalents	8	9	18	27
Accounts receivable from related companies	5	11
Other current assets	0	3
Total current assets	13	23
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	3,841	6,094
INTANGIBLE ASSETS, net	14	19
NOTE RECEIVABLE FROM AFFILIATE	0	166
GOODWILL	9	9
OTHER NON-CURRENT ASSETS, net	41	56
Total assets	3,918	6,367
Accounts payable	0	1
Accounts payable to related companies	11	15
Interest payable	24	48
Price risk management liabilities	0	5
Accrued and other current liabilities	3	1
Current maturities of long-term debt	0	4
Total current liabilities	38	74
LONG-TERM DEBT, less current maturities	2,801	3,840
PREFERRED UNITS	0	331
OTHER NON-CURRENT LIABILITIES	1	9
COMMITMENTS AND CONTINGENCIES
General Partner	(3)	0
Limited Partners – Common Unitholders (559,923,300 and 559,911,216 units authorized, issued and outstanding at December 31, 2013 and 2012, respectively)	1,066	2,125
Class D Units (1,540,000 units authorized, issued and outstanding at December 31, 2013)	6	0
Accumulated other comprehensive income (loss)	9	(12)
Total partners’ capital	1,078	2,113
Total liabilities and equity	$ 3,918	$ 6,367